Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 51,272	$ 281,081
Accounts receivable, net of allowances	23,934	30,605
Inventories	17,852	10,267
Prepaid expenses and other current assets	34,529	21,579
Total current assets	127,587	343,532
Property and equipment, net	262,549
Property and equipment, net		268,401
Restricted cash	16,444	16,462
Right-of-use assets	19,167	21,178
Other assets	27,186	29,493
Total assets	452,933	679,066
Current liabilities:
Accounts payable	15,232	24,186
Accrued expenses and other current liabilities	54,782	59,456
Accrued compensation	11,430	9,508
Deferred revenue	7,677	11,460
Total current liabilities	89,121	104,610
Debt, non-current	13,225	13,960
Sponsor earn-out liability, non-current	1,260	7,624
Noncurrent operating lease liabilities	20,485	22,997
Other liabilities	41,068	50,537
Total liabilities	165,159	199,728
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Common stock	22	22
Additional paid-in-capital	2,792,406	2,736,647
Accumulated deficit	(2,504,654)	(2,257,331)
Total stockholders' equity (deficit)	287,774	479,338
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	$ 452,933	$ 679,066